Related Party Transactions (Detail Textuals 1)		1 Months Ended	12 Months Ended
	Oct. 04, 2019 a	Nov. 27, 2017 shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation			$ 7,075,602	$ 5,075,613	$ 1,988,725
Lease liabilities			$ 5,943,919	4,729,324
Emerald Health Naturals [Member]
Disclosure of transactions between related parties [line items]
Number Of Share Issued To Purchase Of Warrants | shares			3,030,303
Land [Member]
Disclosure of transactions between related parties [line items]
Lease liabilities			$ 3,553,540
Emerald Health Naturals [Member]
Disclosure of transactions between related parties [line items]
Area of land subleased (in acres) | a	12
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.) [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation			$ 49,523	16,614
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.) [Member] | Subscription agreement [Member]
Disclosure of transactions between related parties [line items]
Number of units purchased | shares		1,666,667	1,666,667
Number of shares issued | shares		1,666,667	1,666,667
Executive Chairman [Member]
Disclosure of transactions between related parties [line items]
Term of lease					30 years
Rent charge			$ 340,562	340,562	$ 86,471
Services received, related party transactions			189,354	108,855	144,979
Settlement of liabilities by entity on behalf of related party, related party transactions			237	40,699
Amounts payable, related party transactions				502
Gab Innovations, Inc. ("GAB") [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			$ 93,007	$ 0